WARRANTS LIABILITY (Tables)	12 Months Ended
Dec. 31, 2016
Warrants Liability Tables
Schedule of warrants liability

At each balance sheet date, the Company had the following warrants to purchase common stock outstanding:

			Fair value		Fair value
		Warrants	of Warrants	Warrants	of Warrants
		outstanding	Liabilities as of	outstanding	Liabilities as of
		as of	December 31, 2016	as of	December 31, 2015
		December 31, 2016	(in thousands)	December 31, 2015	(in thousands)
May 1, 2014 Warrants ($13.00 per share)		11,539	$26	11,539	$—
November 2015 Warrants ($6.5 per share)	(1)	30,772	155	30,772	175
November 2015 Warrants ($9.75 per share)	(1)	30,772	128	30,772	174
November 2015 Warrants ($8.94 per share)	(1)	34,462	150	34,462	195
February 3, 2016 Warrants ($7.80 per share)	(2)	11,540	42	—	—
February 2016 Offering ($13.00 per share)	(3)	134,617	485	—	—
February 2016 Offering ($7.87 per share)	(3)	21,540	101	—	—
February 2016 Offering ($14.30 per share)	(3)	10,770	36	—	—
July 2016 Offering ($14.30 per share)	(4)	140,515	512	—	—
July 2016 Offering ($15.73 per share)	(4)	7,140	25	—	—
July 2016 Offering ($10.73 per share)	(4)	7,140	30	—	—
October 2016 Offering ($9.75 per shares)	(5)	76,925	353	—	—
Total		517,732	$2,045	107,545	$544
Average date to maturity (in years)		4.25		4.78
Average exercise price		$11.72		$8.90

(1)	Pursuant to the November 2015 Offering, the Company sold warrants to purchase up to 30,772 shares of Common Stock at an exercise price per share of $6.5 and warrants to purchase up to 30,772 shares of Common Stock at an exercise price per share of $9.75. The Warrants are exercisable until December 22, 2020 and were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $209 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0%
Risk-free interest rate	1.74%
Expected term (years)	5
Volatility	202%

The Company engaged Maxim Group LLC (“Maxim”) to assist in the Debenture Offering. Pursuant to the terms of the engagement Maxim received warrants to purchase 34,462shares of Common Stock at an exercise price of $8.94 per share. The Warrants are exercisable until December 22, 2020 and were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $117 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0%
Risk-free interest rate	1.74%
Expected term (years)	5
Volatility	202%

(2)	On February 3, 2016, the Company issued warrants to purchase up to 11,540shares of our common stock of the Company at an exercise price of $7.80 per share, in full satisfaction of certain obligations of the Company. The Warrants are exercisable until February 2, 2019 and were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $87 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:
%
Dividend yield	0%
Risk-free interest rate	1.20%
Expected term (years)	3
Volatility	203%

(3)	Pursuant to the February 2016 Offering, the Company sold warrants to purchase up to 134,617shares of Common Stock at an exercise price per share of $13.00. The Warrants are exercisable until February 14, 2021 and were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $847 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:
%
Dividend yield	0%
Risk-free interest rate	1.20%
Expected term (years)	5
Volatility	203%

The Company engaged Maxim Group LLC to assist in the February 2016 Offering. Pursuant to the terms of the engagement Maxim received warrants to purchase 21,540shares of Common Stock at an exercise price of $7.87 per share and warrants to purchase 10,770 shares of Common Stock at an exercise price of $14.30 per share. The Warrants are exercisable until February 14, 2021 and were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $204 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0
Risk-free interest rate	1.20%
Expected term (years)	5
Volatility	203%

(4)	Pursuant to the July 2016 Offering, the Company sold warrants to purchase up to 140,515 shares of Common Stock at an exercise price per share of $14.30. The Warrants are exercisable until July 25, 2021 and were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $1,140 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0%
Risk-free interest rate	1.00%
Expected term (years)	5
Volatility	147%

The Company engaged Maxim Group LLC to assist in the July 2016 Offering. Pursuant to the terms of the engagement Maxim received warrants to purchase 7,140 shares of Common Stock at an exercise price of $10.73 per share and warrants to purchase 7,140 shares of Common Stock at an exercise price of $15.73 per share. The Warrants are exercisable until July 25, 2021 and were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $117 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0
Risk-free interest rate	1.00%
Expected term (years)	5
Volatility	147%

(5)	Pursuant to the October 2016 Offering, the Company sold warrants to purchase up to 76,925 shares of Common Stock at an exercise price per share of $9.75. 51,283 Warrants are exercisable until October 24, 2021 and the balance are exercisable until December 19, 2021. The warrants were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $504 at the date of issuances using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0%
Risk-free interest rate	1.75-2.04%
Expected term (years)	5
Volatility	77-89%

Schedule of fair value inputs of warrants
(1)	Pursuant to the November 2015 Offering, the Company sold warrants to purchase up to 30,772 shares of Common Stock at an exercise price per share of $6.5 and warrants to purchase up to 30,772 shares of Common Stock at an exercise price per share of $9.75. The Warrants are exercisable until December 22, 2020 and were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $209 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0%
Risk-free interest rate	1.74%
Expected term (years)	5
Volatility	202%

The Company engaged Maxim Group LLC (“Maxim”) to assist in the Debenture Offering. Pursuant to the terms of the engagement Maxim received warrants to purchase 34,462shares of Common Stock at an exercise price of $8.94 per share. The Warrants are exercisable until December 22, 2020 and were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $117 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0%
Risk-free interest rate	1.74%
Expected term (years)	5
Volatility	202%

(2)	On February 3, 2016, the Company issued warrants to purchase up to 11,540shares of our common stock of the Company at an exercise price of $7.80 per share, in full satisfaction of certain obligations of the Company. The Warrants are exercisable until February 2, 2019 and were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $87 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:
%
Dividend yield	0%
Risk-free interest rate	1.20%
Expected term (years)	3
Volatility	203%

(3)	Pursuant to the February 2016 Offering, the Company sold warrants to purchase up to 134,617shares of Common Stock at an exercise price per share of $13.00. The Warrants are exercisable until February 14, 2021 and were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $847 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:
%
Dividend yield	0%
Risk-free interest rate	1.20%
Expected term (years)	5
Volatility	203%

The Company engaged Maxim Group LLC to assist in the February 2016 Offering. Pursuant to the terms of the engagement Maxim received warrants to purchase 21,540shares of Common Stock at an exercise price of $7.87 per share and warrants to purchase 10,770 shares of Common Stock at an exercise price of $14.30 per share. The Warrants are exercisable until February 14, 2021 and were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $204 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0
Risk-free interest rate	1.20%
Expected term (years)	5
Volatility	203%

(4)	Pursuant to the July 2016 Offering, the Company sold warrants to purchase up to 140,515 shares of Common Stock at an exercise price per share of $14.30. The Warrants are exercisable until July 25, 2021 and were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $1,140 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0%
Risk-free interest rate	1.00%
Expected term (years)	5
Volatility	147%

The Company engaged Maxim Group LLC to assist in the July 2016 Offering. Pursuant to the terms of the engagement Maxim received warrants to purchase 7,140 shares of Common Stock at an exercise price of $10.73 per share and warrants to purchase 7,140 shares of Common Stock at an exercise price of $15.73 per share. The Warrants are exercisable until July 25, 2021 and were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $117 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0
Risk-free interest rate	1.00%
Expected term (years)	5
Volatility	147%

(5)	Pursuant to the October 2016 Offering, the Company sold warrants to purchase up to 76,925 shares of Common Stock at an exercise price per share of $9.75. 51,283 Warrants are exercisable until October 24, 2021 and the balance are exercisable until December 19, 2021. The warrants were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $504 at the date of issuances using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0%
Risk-free interest rate	1.75-2.04%
Expected term (years)	5
Volatility	77-89%